(2) Significant Accounting Policies: Net Loss Per Common Share: Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) (USD $)	Jun. 30, 2013	Jun. 30, 2012
Conversion of debt and accrued interest	$ 3,846,758	$ 416,667
Conversion of Series D Preferred stock	14,040	1,463,490
Exercise of outstanding common stock options and warrants	437,432	365,961
Exercise and conversion of outstanding Series D Preferred stock warrants	162,000	162,000
Total common stock equivalents	$ 4,460,230	$ 2,408,118